Income Taxes	6 Months Ended
Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes

5. Income tax

HMR serves as a holding company for a group of companies primarily engaged in the international operation and management of ships. Generally, income from the international operation and management of ships is subject to preferential tax regimes in the countries where the ship owning or operating companies are incorporated and exempt from income tax in other countries where the ships call due to the application of income tax treaties or, in the case of the United States, treaties or Section 883 of the Internal Revenue Code of 1986, as amended (the “Code”). Among other things, in order to qualify, the Company must be incorporated in a country, which grants an equivalent exemption to U.S. corporations and must satisfy certain qualified ownership requirements.

Income earned by the Company organized outside of the United States that is not derived in connection with the international operation of ships (as such term is defined by Section 883 of the Code and the regulations promulgated there under) or earned in countries without preferential tax regimes is subject to income tax in the countries where such income is earned. Section 887 of the Code imposes a 4% gross basis tax on U.S. source gross transportation income (“USSGTI”). USSGTI is 50% of the gross revenue derived from voyages that begin or end in the United States. The Non-consolidated Pool Subsidiaries of the Company earn USSGTI. The Non-consolidated Pool Subsidiaries are incorporated in the Marshall Islands. Pursuant to the income tax laws of the Marshall Islands, these subsidiaries are not subject to income tax. The Marshall Islands has been officially recognized by the Internal Revenue Service as a qualified foreign country that currently grants the requisite equivalent exemption from tax. In addition, these subsidiaries satisfy one of the ownership tests required by Section 883 and are therefore exempt from U.S. income tax on their transportation income derived from the operation of their chartered vessels to or from U.S. ports.

Uncertain tax positions are evaluated under the more likely-than-not threshold for financial statement recognition and measurement for tax positions taken or expected to be taken in a tax return. The Company reviews its tax positions annually and adjusts its tax reserve balances as more information becomes available. No such reserve was deemed necessary as of June 30, 2025 and December 31, 2024.

The Company through its subsidiaries operates in various jurisdictions and generates taxable income (if any). Current tax is recognized at the amount of tax payable using the tax rates and laws that have been enacted by the balance sheet date. For the six month periods ended June 30, 2025 and 2024 no taxable profits existed.

MGO engaged in brand acceleration and digital commerce activities, with a focus on the acquisition, development, and monetization of consumer brands across multiple product categories. MGO accounted for income taxes using the asset and liability approach, which required the recognition of deferred tax assets and liabilities for the expected future tax consequences of events recognized in MGO’s financial statements or tax returns. In estimating future tax consequences, MGO considered all expected future events other than enactments of changes in the tax law. For deferred tax assets, management evaluated the probability of realizing the future benefits of such assets. MGO established valuation allowances if it was more likely than not that some portion or all of the deferred tax assets would not be realized. MGO evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management considered MGO’s history of cumulative net losses incurred and concluded that it was more likely than not that MGO would not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance was established against the deferred tax assets as of June 30, 2025.

MGO recognized the tax effects of an uncertain tax position only if it was more likely than not to be sustained based solely on its technical merits as of the reporting date and then only in an amount more likely than not to be sustained upon review by the tax authorities. Income tax positions that had previously failed to meet the more likely than not threshold were recognized in the first subsequent financial reporting period in which that threshold was met. Previously recognized tax positions that no longer meet the more likely than not threshold were derecognized in the first subsequent financial reporting period in which that threshold was no longer met. MGO classified potential accrued interest and penalties related to unrecognized tax benefits within the accompanying consolidated statements of operations as income tax expense.

There were no income tax benefits/(expenses) for the six-months ended June 30, 2025 and 2024.